Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax benefit at the federal statutory rate		$ (8,502)	$ (1,309)
State taxes, net of federal benefit		(42)	(2)
Research and development credit, net			(208)
Deferred tax on conversion to a corporation			907
Non-deductible items		2,129	3
Partnership loss			676
Other			1
Change in valuation allowance		6,262	85
Total provision for income taxes	$ 153	$ (153)	$ 153